Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 3,690	[1]	$ 4,904	[1]
Customer One [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	18.00%		12.00%
Customer Two [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	13.00%		10.00%
Customer Three [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	11.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	54	[1]	50	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,429	[1]	1,730	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,143	[1]	1,285	[1]
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	487	[1]	461	[1]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	530	[1]	1,152	[1]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 47	[1]	$ 226	[1]

[1]	Sales are attributed to geographical areas based on location of customers.The Company's property and equipment is primarily located in Israel